FGC-1
P1, P2

                        SUPPLEMENT DATED OCTOBER 1, 2007
                       TO THE PROSPECTUS DATED MAY 1, 2007
            OF FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND (FUND)
        A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


The Fund's Class 1 and Class 2 prospectuses are amended by replacing the portfolio management line-up in the "Management" section on page FGC-6 with the following:

The Fund is managed by a team of dedicated professionals focused on investments in the communications industry. The portfolio managers of the team are as follows:

GRANT BOWERS
VICE PRESIDENT OF ADVISERS

Mr. Bowers has been a manager of the Fund since 2002. Mr. Bowers has primary responsibility for the investments of the Fund. Mr. Bowers has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Bowers may perform these functions, and the nature of these functions, may change from time to time. Mr. Bowers joined Franklin Templeton Investments in 1993.

JOHN P. SCANDALIOS
VICE PRESIDENT OF ADVISERS

Mr. Scandalios has been a manager of the Fund since October 2007, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they manage and their ownership of Fund shares.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.



















FGR-2
P1, P2

                        SUPPLEMENT DATED OCTOBER 1, 2007
                       TO THE PROSPECTUS DATED MAY 1, 2007
              OF FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND (FUND)
        A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The Fund's Class 1 and Class 2 prospectuses are amended by replacing the portfolio management line-up in the "Management" section on page FGR-8 with the following:

The Fund is managed by a team of dedicated professionals focused on investments in the global real estate securities market. The portfolio managers of the team are as follows:

JACK FOSTER
SENIOR VICE PRESIDENT OF FT INSTITUTIONAL

Mr. Foster has been a manager of the Fund since May 2007. He joined Franklin Templeton Investments in 1987.

ALEX W. PETERS CFA(R)*
VICE PRESIDENT OF ADVISERS

Mr. Peters has been a manager of the Fund since 2003. He joined Franklin Templeton Investments in 1992.

Mr. Peters and Mr. Foster have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

BORIS E. PIALLOUX CFA(R)*
PORTFOLIO MANAGER OF FT INSTITUTIONAL

Mr. Pialloux has been a manager of the Fund since October 2007, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. Prior to joining Franklin Templeton Investments in 2006, Mr. Pialloux was an equity analyst with Deutsche Asset Management/Scudder, and has held business development and marketing positions with Mitchell Hutchins (UBS Paine Weber) Weiss, Peck & Greer (Robeco Group), and Societe Generale Asset Management for at least the prior four years.

----------
*CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA
Institute.


The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they manage and their ownership of Fund shares.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.






















FLV-2
P2
                        SUPPLEMENT DATED OCTOBER 1, 2007
               TO THE PROSPECTUS DATED MAY 1, 2007, AS PREVIOUSLY
                         SUPPLEMENTED ON AUGUST 1, 2007,
               OF FRANKLIN LARGE CAP VALUE SECURITIES FUND (FUND)
        A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The prospectus of the Fund is amended by replacing the portfolio management line-up in the "Management" section on page FLV-5 with the following:

The Fund is managed by a team of dedicated professionals focused on investments of large capitalization companies believed undervalued. The portfolio managers of the team are as follows:

WILLIAM J. LIPPMAN
PRESIDENT OF ADVISORY SERVICES

Mr. Lippman has been a manager of the Fund since its inception and assumed the duties of principal manager in October 2007. He has primary responsibility for the investments of the Fund. Mr. Lippman has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1988.

BRUCE C. BAUGHMAN CPA
SENIOR VICE PRESIDENT OF ADVISORY SERVICES

Mr. Baughman has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

MARGARET MCGEE
VICE PRESIDENT OF ADVISORY SERVICES

Ms. McGee has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1988.

DONALD G. TAYLOR CPA
SENIOR VICE PRESIDENT OF ADVISORY SERVICES

Mr. Taylor has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they manage and their ownership of Fund shares.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.